ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES

12.ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES

Accounts payable and accrued liabilities as of December 31, 2020 and 2019, consisted of the following (in thousands):

	2020	2019
Accrued expenses due to vendors	$11,002	$16,342
Accrued payroll and other employee related expenses	5,758	3,328
Accounts payable due to vendors	2,756	6,453
Accrued property and franchise taxes	733	5,739
Other	5,021	1,115
Total accounts payable and other accrued liabilities	$25,270	$32,977